Basis of Presentation and Summary of Significant Accounting Policies - Summary of Fair Value Measurement at Reporting Date (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Share-based payment liability [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	$ 1,400,000	$ 1,400,000
Derivative Liability [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	2,881,469	2,579,875
Assets, Fair Value		$ 2,587,581
Crypto Intangible Assets [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	102,801
Other Digital Assets [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	16,373,705
Contingent Consideration [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	$ 51,050,570